Note 9 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Assets and Liabilities, Lessee [Table Text Block]
	Balance Sheet Location	December 31, 2024
Operating Leases:
Operating lease right-of-use assets	Operating lease right-of-use assets	$9,465,427

Current portion of operating lease liabilities	Operating lease, current portion	669,001
Noncurrent portion of operating lease liabilities	Operating lease	5,636,793
Total operating lease liabilities		$6,305,794

Finance Leases:
Finance lease right-of-use assets	Property, plant, and equipment	$1,374,503

Current portion of finance lease liabilities	Finance lease, current portion	667,718
Noncurrent portion of finance lease liabilities	Finance lease	828,171
Total finance lease liabilities		$1,495,889

Lease, Cost [Table Text Block]
	For the Year Ended December 31,
	2024	2023
Operating lease cost	$1,898,940	$1,651,539

Finance lease cost:
Amortization of lease assets	1,056,784	1,205,155
Interest on lease liabilities	158,491	246,053
Total finance lease costs	$1,215,275	$1,451,208

Other Supplemental Lease Information [Table Text Block]
December 31, 2024
Weighted average remaining lease term (in years):
Operating leases	7.89
Finance leases	2.34

Weighted average discount rate:
Operating leases	11.03%
Finance leases	8.28%

Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2024:
Operating cash flows from operating leases	$1,480,431
Operating cash flows from finance leases	$156,854
Financing cash flows from finance leases	$979,170

Lease, Liability, Fiscal Year Maturity [Table Text Block]
	Payments Due by Period
	2025	2026	2027	2028	2029	Thereafter	Total
Operating leases	$1,315,472	$1,117,942	$1,076,140	$1,096,206	$1,116,675	$3,773,474	$9,495,909
Less present value adjustment	646,471	583,434	524,555	460,933	384,684	590,038	3,190,115
Operating lease liabilities	$669,001	$534,508	$551,585	$635,273	$731,991	$3,183,436	$6,305,794

Finance leases	$763,145	$670,301	$157,033	$49,835	$13,418	$-	$1,653,732
Less interest	96,084	45,800	11,677	4,100	181	-	157,843
Finance lease liabilities	$667,061	$624,502	$145,355	$45,735	$13,237	$-	$1,495,889